NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME (LOSS) PER SHARE [Abstract]
NET INCOME (LOSS) PER SHARE
23.	NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share:

	For the years ended December 31,
	2010	2011	2012

Net income (loss) (numerator), basic and diluted	$11,923,199	$(7,654,862)	$25,739,968
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	1,466,947,693	1,607,110,119	1,661,864,846
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options, nonvested shares and warrant using the treasury stock method	80,922,985	-	59,757,910
Total weighted average shares used in computing diluted net income (loss) per share	1,547,870,678	1,607,110,119	1,721,622,756
Net income (loss) per share, basic	$0.01	$(0.00)	$0.02
Net income (loss) per share, diluted	$0.01	$(0.00)	$0.01

The dilutive effects of the options, nonvested shares and warrants are calculated using the treasury stock method. Under the treasury stock method, the proceeds from the assumed conversion of options, nonvested shares and warrants, which include the benefit of the compensation costs attributable to future services and not yet recognized, are used to repurchase outstanding ordinary shares using average market prices.

The dilutive effect of the convertible senior note in 2010 and 2011 was calculated using if-converted method. Under the if-convertible method, the interest less income tax effects applicable to the convertible senior note is added back to the numerator. The convertible senior note is assumed to have been converted at the beginning of the period.

For the years ended December 31, 2010, 2011 and 2012, the Company had the following securities outstanding which could potentially dilute basic net income (loss) per share in the future, but were excluded from the computation of diluted net income (loss) per share in 2010, 2011 and 2012 as their effects would have been antidilutive:

	For the years ended December 31,
	2010	2011	2012

Options, nonvested shares and warrants	-	187,160,617	285,312,520
Convertible senior note	76,000,000	22,800,000	-